SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is April 27, 2018.

MFS® Total Return Fund

Effective immediately, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Summary of Key Information" is replaced in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Brooks Taylor	2004	Investment Officer of MFS
Nevin Chitkara	2006	Investment Officer of MFS
William Douglas	2004	Investment Officer of MFS
Steven Gorham	2002	Investment Officer of MFS
Richard Hawkins	2005	Investment Officer of MFS
Joshua Marston	2008	Investment Officer of MFS
Robert Persons	2017	Investment Officer of MFS
Jonathan Sage	2013	Investment Officer of MFS
As of June 30, 2018, William Douglas and Richard Hawkins will no longer be portfolio managers of the fund.

Effective immediately, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Management of the Fund" is replaced in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI.

Portfolio Manager	Primary Role	Five Year History
Brooks Taylor	Lead/Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1996
Nevin Chitkara	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1997
William Douglas	Mortgage-Backed Securities Portfolio Manager	Employed in the investment area of MFS since 2004
Steven Gorham	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1992
Richard Hawkins	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1988
Joshua Marston	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1999
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Jonathan Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000
As of June 30, 2018, William Douglas and Richard Hawkins will no longer be portfolio managers of the fund.

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